UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
			         WASHINGTON, D.C. 20549

							FORM 13F
                    FORM 13F COVER PAGE
          REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 06/30/1999 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name: EMERGING MARKETS MANAGEMENT, L.L.C.
Address: 1001 19th Street, North, 16th Floor
          Arlington, VA 22209-1722

13F File Number: 28-5804

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, scedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name: Lourdes Lopez-Isa
Title: General Counsel
Phone #: (703) 243-8800
Signature, Place, and Date of Signing:
Lourdes Lopez-Isa                Arlington, Virginia      08/11/1999

Report Type (Check only one.)
[X]      13F HOLDING REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other Managers Reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

FORM 13F Information Table Entry Total:                90
FORM 13F Information Table Value Total:                           318,587,674.31

List of other Included Managers:
 NONE
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                                        FORM 13F INFORMATION TABLE
                              TITLE                                   SHARES OR           INVEST DISCRETION  MANAGE VOTING AUTHORITY
                              OF                   FAIR MARKET        PRINCIPAL              IN INSTR. V     SEE        (SHARES)
NAME OF ISSUER                CLASS   CUSIP        VALUE              AMOUNT              SOLE  SHARED OTHER INST.V SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Aracruz                       ADR     038496204            462,000.00            21,000.00 X                   1          X
Aracruz                       ADR     038496204         11,316,800.00           514,400.00 X                   1     X
Banco Edwards                 ADR     059504100            591,455.00            40,790.00 X                   1                 X
Banco Ganadero                ADS     059594507            162,206.25            21,100.00 X                   1                 X
Banco BHIF                    ADR     05946H108            619,150.00            42,700.00 X                   1     X
Banco Rio de la Plata         ADR     059644104            247,000.00            26,000.00 X                   1          X
Banco Santander (Banco Osorno ADR     05965F108            345,495.00            22,290.00 X                   1                 X
Banco Rio de la Plata         ADR     059644104          4,372,850.00           460,300.00 X                   1     X
Banco Santiago (for. Banco O' ADS     05965L105            287,812.50            15,000.00 X                   1     X
Bancolombia                   ADR     05968L102            249,375.00            52,500.00 X                   1          X
Bancolombia                   ADR     05968L102            745,750.00           157,000.00 X                   1     X
Brahma                        ADR     20440X103          1,024,403.44            90,555.00 X                   1     X
Buenaventura                  ADR     204448104            279,682.81            18,265.00 X                   1          X
CANTV                         ADR     204421101          2,168,010.00            79,560.00 X                   1                 X
Buenaventura                  ADR     204448104          8,147,995.63           532,114.00 X                   1     X
CANTV                         ADR     204421101            673,075.00            24,700.00 X                   1          X
China Tire                    COM     G2107X108            223,437.50            28,600.00 X                   1                 X
Compania Cervecerias Unidas   ADR     204429104          1,897,837.50            66,300.00 X                   1                 X
CANTV                         ADR     204421101         11,774,725.00           432,100.00 X                   1     X
Compania Cervecerias Unidas   ADR     204429104            961,342.00            33,584.00 X                   1     X
Concha y Toro                 ADS     927191106            432,000.00            12,000.00 X                   1     X
Copel (Cia. Par. de Energ.)   ADR     20441B407            613,050.00            73,200.00 X                   1          X
Copel (Cia. Par. de Energ.)   ADR     20441B407         15,729,087.50         1,878,100.00 X                   1     X
Cristales                     ADR     226714103            175,987.50            11,400.00 X                   1          X
ECI Telecommunications Ltd.   COM     268258100            219,601.69             6,617.00 X                   1                 X
Cristales                     ADR     226714103          3,183,212.50           206,200.00 X                   1     X
ECI Telecommunications Ltd.   COM     268258100            354,774.38            10,690.00 X                   1          X      X
Endesa                        ADR     29244T101            222,615.00            18,360.00 X                   1                 X
Enersis                       ADR     29274F104            402,051.00            17,576.00 X                   1                 X
ECI Telecommunications Ltd.   COM     268258100          8,034,195.94           242,085.00 X                   1     X
Enersis                       ADR     29274F104            523,837.50            22,900.00 X                   1          X
Femsa                         ADR     344419106            621,212.63            15,579.00 X                   1                 X
Enersis                       ADR     29274F104         16,035,397.88           701,001.00 X                   1     X
Femsa                         ADR     344419106          2,029,637.50            50,900.00 X                   1          X
Gener (fka Chilgener)         ADR     368731105            271,575.00            15,300.00 X                   1                 X
Femsa                         ADR     344419106         29,084,825.00           729,400.00 X                   1     X
Grupo Casa Autrey             ADR     40048P104             49,300.00            13,600.00 X                   1          X
Grupo Casa Autrey             ADR     40048P104            448,412.50           123,700.00 X                   1     X
Grupo Televisa                GDR     40049J206          1,434,000.00            32,000.00 X                   1          X
Grupo Televisa                GDR     40049J206         29,007,758.63           647,314.00 X                   1     X
Grupo Tribasa                 ADS     40049F105             81,793.69            62,319.00 X                   1          X
Grupo Tribasa                 ADS     40049F105            930,300.00           708,800.00 X                   1     X
Gulf Indonesia                ADR     402284103            446,200.00            38,800.00 X                   1          X
Huaneng Power Int'l           ADR     443304100            352,775.00            20,600.00 X                   1                 X
Gulf Indonesia                ADR     402284103          6,914,950.00           601,300.00 X                   1     X
ICA                           ADS     292448107            615,600.00            91,200.00 X                   1          X
India Fund                    COU     454089103          2,305,500.00           232,000.00 X                   1                 X
ICA                           ADS     292448107          7,989,300.00         1,183,600.00 X                   1     X
Indosat                       ADR     715680104            165,750.00             8,500.00 X                   1          X
Indosat                       ADR     715680104          3,105,375.00           159,250.00 X                   1     X
Jardine Flemings India Fund   COU     471112102          1,992,200.00           284,600.00 X                   1                 X
Infosys Technologies          ADR     456788108          1,223,800.00            21,100.00 X                   1     X
Korea Electric Power Company  ADR     500631106          4,371,215.00           213,230.00 X                   1     X
Korea Telecom Corporation     ADR     50063P103            236,000.00             5,900.00 X                   1          X
Labchile                      ADS     50540H104            286,200.00            15,900.00 X                   1                 X
Korea Telecom Corporation     ADR     50063P103          3,727,640.00            93,191.00 X                   1     X
Labchile                      ADS     50540H104          4,312,800.00           239,600.00 X                   1     X
Masisa (Maderas y Sinteticos  ADR     574799102            311,850.00            29,700.00 X                   1          X
Masisa (Maderas y Sinteticos  ADR     574799102          9,674,700.00           921,400.00 X                   1     X
Matav                         ADR     559776109          1,434,125.00            52,150.00 X                   1     X
Nortel                        ADR     656567401            293,637.50            16,900.00 X                   1          X
Nortel                        ADR     656567401          4,291,138.50           246,972.00 X                   1     X
Pao De Acucar (Brasil Distr.) ADR     20440T201            304,568.88            16,298.00 X                   1     X
Philippine Long Distance T.   CON     718252703            208,000.00             4,000.00 X                   1     X
Pohang Iron and Steel         ADR     730450103         17,878,412.50           531,700.00 X                   1     X
Provida                       ADR     00709P108            343,200.00            15,600.00 X                   1          X
Provida                       ADR     00709P108          6,171,000.00           280,500.00 X                   1     X
Quilmes Industrial            ADR     74838Y108          3,030,637.50           244,900.00 X                   1     X
SK Telecom                    ADR     78440P108          2,142,000.00           126,000.00 X                   1                 X
Rostelekom (IAS)              ADR     778529107            363,062.50            37,000.00 X                   1     X
SK Telecom                    ADR     78440P108            338,130.00            19,890.00 X                   1          X
SK Telecom                    ADR     78440P108         25,081,834.00         1,475,402.00 X                   1     X
Southern Peru Ltd.            ADR     843611104            200,941.13            13,918.00 X                   1                 X
Soquimich                     ADR     833635105            481,100.00            13,600.00 X                   1     X
Taiwan Semiconductor Mfg. Cor ADR     874039100          4,974,370.00           146,305.00 X                   1     X
Tele Celular Sul Holding Co.  ADR     879238103            414,014.38            19,090.00 X                   1     X
Tele Centro Sul Holding Co.   ADR     879239101            634,975.50            11,441.00 X                   1     X
Telebras                      ADR     879287308         12,855,506.63           142,542.00 X                   1     X
Telecom Argentina             ADR     879273209          2,778,228.25           103,859.00 X                   1     X
Telefonica de Argentina       ADR     879378206            867,895.25            27,662.00 X                   1     X
Telefonos de Chile            ADR     204449300          1,319,793.75            53,325.00 X                   1                 X
Telefonos De Mexico           ADR     879403780          3,189,750.19            39,471.00 X                   1     X
Telefonos de Chile            ADR     204449300            215,325.00             8,700.00 X                   1          X
Telefonos de Chile            ADR     204449300          1,720,125.00            69,500.00 X                   1     X
Telenordeste Celular Holding  ADR     87924W109          1,603,395.00            59,385.00 X                   1     X
Telenorte Leste Wireline Co.  ADR     879246106          6,716,469.38           361,830.00 X                   1     X
Telesp Celular Holding Co.    ADR     87952L108          1,424,678.25            53,259.00 X                   1     X
Telkom                        ADR     715684106            647,446.50            52,056.00 X                   1     X
Telkom                        ADR     715684106          8,445,012.75           678,996.00 X                   1     X
Unibanco                      GDR     90458E107          3,752,017.50           155,928.00 X                   1     X
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